UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C.  20549

                                                             FORM 13F

                                               FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2001

Check here if Amendment [   ];  Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Third Point Management Company, LLC
Address:       277 Park Avenue
                     27th Floor
                     New York, NY 10172

13F File Number:     28-6970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables, are considered integral parts of this form.



Person Signing this report on Behalf of Reporting Manager:

Name:        Daniel S. Loeb
Title:          Managing Member
Phone:        212-350-5170
Signature, Place, and Date of Signing:

        Daniel S. Loeb       New York, New York              May 2, 2001


Report Type   (Check only one.):

[ X]                13F HOLDINGS REPORT.

[   ]                 13F NOTICE.

[   ]                 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total		357

Form 13F Information Table Value Total:       $159,296,303


Issuer               Class      Cusip #    Value   Shares Discretion Voting
                                                         (x$1000)

American Phys.  Common   028884104  4,454    248,300    Sole  Sole
Acrodyne      Common    00500E104       47       75,000     Sole     Sole
Agribrands   Common    00849R105    27,281  505,400     Sole    Sole
Amercn Comm Prop  Common  02520N106    720   144,000 Sole Sole
Amer Tel & Tel    Common  001957109  2,156   101,200   Sole   Sole
Advanta Corp.      Common   007942204  4,088   300,000   Sole  Sole
American Tech Ceramics  Common   030137103  151  17,200   Sole Sole
Beacon Capital Partners  REIT     1,642   170,000  Sole  Sole
Bindview Dvlp. Corp  Common  090327107   7,332  2,394,000 Sole Sole
Bonneville   Common    098904204         0.001    174,000    Sole   Sole
Catalyst Semiconductor  Common  148881105  43   12,100 Sole Sole
Catalytica    Common  148885106        3,223       154,837    Sole  Sole
Chemfirst     Common   16361A106       2,007       75,300     Sole  Sole
Chronimed Inc  Common   171164106  1,691     121,892   Sole  Sole
Cobalt          Common   19074Q103        2,091     798,258     Sole  Sole
Crosskeys      Common   227911104   64     93,047     Sole   Sole
Directrix     Common     25459A100      136       54,312     Sole   Sole
Endo Pharmaceut    Common  29264F205  3,287     478,100   Sole   Sole
Firstcity Liquid B  Common   33762E108      347     27,200     Sole    Sole
First Comm B  Common  31983B101          568       28,745     Sole  Sole
Fairchild Corp  Common  30368104     1,585   119,000   Sole   Sole
Gentiva Health    Common    37247A102    5,877    309,310     Sole    Sole
Georgia Pacific    Common    373298108   1,033   36,000   Sole  Sole
GPU Inc        Common   36225X100  1,342   349,100   Sole Sole
Guess? Inc  Common  401617105   1,225   197,900  Sole Sole
Honeywell Int   Common   438516106  17,356   425,400   Sole   Sole
Immulogic        Common      45252R100     32    525,000     Sole    Sole
Insignia Fin   Common    45767A105        12,863   1,090,100   Sole   Sole
Intermedia    Common      458801107        3,097      178,901  Sole  Sole
Local Finl. Corp    Common   539553107   5,241    415,100     Sole    Sole
Methode Ele   Common       591520101     574     32,246      Sole    Sole
Mony Group Inc.   Common   615337102  249  7,500  Sole   Sole
Navigant Intl   Common    63935R108        1,138      109,650    Sole  Sole
Onvia.com     Common   68338T106             68          99,083  Sole  Sole
Pinnacle Entertainment  Common  723456109  105  10,000  Sole Sole
Price Communications  Common  741437305  2,754   160,000 Sole Sole
Preview Systems  Common  741379101  202   75,000  Sole Sole
Rogers Corp  Common   775133101   2,894   81,500   Sole Sole
Sawtek   Common   805468105   3,373   190,000   Sole Sole
Seagate Tech  Common  811804103  .005  470,600  Sole Sole
Softsquad Software  Common  83402G104   267  133,340  Sole   Sole
Sodexho Marriott Services  Common   833793102   2,905   100,000  Sole Sole
Spectrian Corp  Common   847608106   1,867   151,600  Sole Sole
Spectrum Cont   Common     847615101    3,471    459,000    Sole  Sole
Stamps.Com    Common   852857101      48       16,000   Sole    Sole
Sybron Intl       Common      871142106     1,027   48,897    Sole   Sole
USA Detergents   Common    902938109   1,229    212,500   Sole  Sole
Ventas, Inc.   Common    92276F100      619     72,800    Sole   Sole
Ventiv Health  Common    922793104  4,920  320,000  Sole   Sole
Voicestream Wir Common   928615103    9,579   103,771  Sole   Sole
Xicor   Common    984903104   1,033  295,000  Sole   Sole

                      Total:    $ 159,296,303

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